Shareholder Report, Average Annual Return (Details)		3 Months Ended	12 Months Ended		14 Months Ended	17 Months Ended	20 Months Ended	60 Months Ended	93 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000249064
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel International Equity Fund, Class A Shares
C000249063
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel International Equity Fund, Class Y Shares
C000249065
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel International Equity Fund, Class Institutional Shares
C000251720
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel Global Equity Fund, Class A Shares
C000251719
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel Global Equity Fund, Class Y Shares
C000251721
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel Global Equity Fund, Class Institutional Shares
C000253849
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel U.S. Equity Fund, A Shares
C000253850
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel U.S. Equity Fund, Y Shares
C000256674
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Vontobel U.S. Equity Fund, Institutional Shares
Without Sales Load [Member] | C000249064
Average Annual Return [Line Items]
Average Annual Return, Percent				11.21%			11.06%
Without Sales Load [Member] | C000249063
Average Annual Return [Line Items]
Average Annual Return, Percent				11.50%			11.30%
Without Sales Load [Member] | C000249065
Average Annual Return [Line Items]
Average Annual Return, Percent				11.35%			10.96%
Without Sales Load [Member] | C000251720
Average Annual Return [Line Items]
Average Annual Return, Percent				8.67%		11.37%
Without Sales Load [Member] | C000251719
Average Annual Return [Line Items]
Average Annual Return, Percent				8.92%		11.49%
Without Sales Load [Member] | C000251721
Average Annual Return [Line Items]
Average Annual Return, Percent				8.28%		10.87%
Without Sales Load [Member] | C000253849
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.23%)		11.64%	7.73%
Without Sales Load [Member] | C000253850
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.03%)		11.98%				9.92%	12.56%
Without Sales Load [Member] | C000256674
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%	12.15%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]			MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent				32.39%			21.56%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]			MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent				32.39%			21.56%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]			MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent				32.39%			21.56%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]			MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent				22.34%		24.30%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]			MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent				22.34%		24.30%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]			MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent				22.34%		24.30%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]			S&P 500 Index (USD) (NR)
Average Annual Return, Percent		2.56%		17.43%	14.75%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]			S&P 500 Index (USD) (NR)
Average Annual Return, Percent		2.56%		17.43%				13.92%	14.50%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]			S&P 500 Index (USD) (NR)
Average Annual Return, Percent		2.56%	15.57%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	ACWI – All Country World Index
[10]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[11]	ACWI – All Country World Index
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).